Non-Hedge Derivative Gain (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	15	43

The net gain recorded in the three months ended March 31, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note D)	140	81